Other Receivables, Net (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 HKD ($)	Apr. 01, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Other Receivables, Net [Line Items]
Credit loss allowance for other receivables	$ 729		$ 151,916		$ 93	$ 125,657	$ 16,057	$ 19,412	$ 80,997
Credit losses for other receivables	18,368	$ 2,347	124,534	$ 124,534
Written off the uncollectible receivables	$ (43,898)	$ (5,609)	$ (53,615)